Reinsurance - Net Life Insurance in Force (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct life insurance in force	$ 109,179.4	$ 86,142.8
Amounts assumed from other companies	188.1	187.0
Amounts ceded to other companies	(26,473.9)	(24,452.4)
Net life insurance in force	$ 82,893.6	$ 61,877.4
Percentage of amount assumed to net	0.23%	0.30%
Percentage of amount ceded to direct	24.25%	28.39%
Predecessor Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct life insurance in force			$ 76,853.1
Amounts assumed from other companies			184.7
Amounts ceded to other companies			(23,558.3)
Net life insurance in force			$ 53,479.5
Percentage of amount assumed to net			0.35%
Percentage of amount ceded to direct			30.65%